Stock-based compensation	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Stock-based compensation

Note 11 – Stock-based compensation

The Company has one share-based compensation plan as describe below. Total compensation cost that has been charged against income for the plan was S$537,756 and S$93,389 (US$68,357) during the year ended December 31, 2023 and 2024 respectively.

Stock Option Plan

In December 2023, the Company adopted the 2023 Equity Incentive Plan (the “2023 Incentive Plan”), for the purpose of granting share-based compensation awards to employees, directors and consultants to incentivize their performance and align their interests with ours. Under the 2023 Incentive Plan, we are authorized to issue an aggregate of 2,000,000 ordinary shares. As of the date of this annual report, no ordinary shares have been granted and outstanding, 1,025,527 options have been granted and outstanding, of which 688,652 options were granted to certain of our management members and directors.

The following summarize the terms of the 2023 Incentive Plan.

Types of Awards. The 2023 Incentive Plan permits the awards of options, stock appreciation rights, restricted stock, restricted stock units, stock bonus awards and/or performance compensation awards.

Plan Administration. The 2023 Incentive Plan is administered by the Compensation Committee of the Board or any other committee appointed by the Board to administer this Plan (or if no Committee is appointed, the Board). The plan administrator is entitled to determine the participants who are to receive awards, the number of awards to be granted, and the terms and conditions of each award grant.

Eligibility. Employees, directors and officers and the consultants of our company are eligible to participate pursuant to the terms of the 2023 Incentive Plan.

Conditions of Award. The plan administrator shall determine the participants, types of awards, numbers of shares to be covered by awards, terms and conditions of each award, and provisions with respect to the vesting schedule, settlement, exercise, repurchase, cancellation, forfeiture, restrictions, limitations or suspension of awards.

Term of Award. The term of each award shall be fixed by the administrator and is stated in the award agreement between recipient of an award and us. No award shall be granted under the 2023 Incentive Plan after ten years from the date the 2023 Incentive Plan was approved by the board.

Vesting Schedule. In general, the plan administrator determines the vesting schedule, which is set forth in the award agreement. Except for 75,986 has vesting period of 1 year, all option has vested immediately from the date of grant.

Transfer Restrictions. Unless otherwise determined by the administrator of the 2023 Incentive Plan, no award and no right under any such award shall be sold, pledged, assigned, hypothecated, transferred, or disposed of in any manner other than by will or by the laws of descent and distribution or pursuant to a qualified domestic relations order, and shall not be subject to execution, attachment, or similar process.

The fair value of each option award is estimated on the date of grant using a closed form option valuation (Black-Scholes) model that uses the assumptions noted in the table below. Expected volatilities are based on historical volatilities of the Company’s common stock. An illiquidity discount was estimated which takes into account that the options are not transferable. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.

The fair value of options granted was determined using the following weighted-average assumptions as of grant date.

2023

Risk-free interest rate	3.93%
Illiquidity Discount	30%
Expected stock price volatility	62.3%
Dividend yield	-%

A summary of the activity in the 2023 Equity Incentive Plan follows:

For the year ended December 31, 2023

	Options Shares	Weighted Average Exercise Price	Weighted Average Remining Contractual Term (Year)	Aggregate Intrinsic Value
		USD		USD
Outstanding at beginning of year	-	-	-	-
Granted	1,025,527	1.67	9.3	429,388
Exercised	-	-	-	-
Forfeited or expired	-	-	-
Outstanding at end of year	1,025,527	1.67	9.3	429,388
Fully vested and expected to vest	945,541	1.60	9.4
Exercisable at end of year of 2023	945,541	1.60	9.4	407,607

For the year ended December 31, 2024

	Options Shares	Weighted Average Exercise Price	Weighted Average Remining Contractual Term (Year)	Aggregate Intrinsic Value
		USD		USD
Outstanding at beginning of year	1,025,527	1.67	9.3	429,388
Granted	-	-	-	-
Exercised	24,513	0.01	-	16,401
Forfeited or expired	138,329	1.94	-	30,866
Outstanding at end of year	862,685	1.67	9.0	382,121
Fully vested and expected to vest	862,685	1.67	9.0	382,121
Exercisable at end of year of 2024	862,685	1.67	9.0	382,121

Information related to the stock option plan during each year follows:

	2022	2023	2024
	USD	USD	USD
Intrinsic value of options exercised		-	16,401
Intrinsic value of options expired/forfeited		-	30,866
Cash received from option exercises		-	300
Tax benefit from option exercises		-	-
Weighted average fair value of options granted		429,388	429,388

Information related to the stock award during each year follows:

	2024	2024	2024
	Shares	Value of Shares (SGD)	Value of Shares (USD)
Share award issued	182,432	93,389	68,357